Intangible Assets, Net (Details) - Schedule of estimated amortization expenses	Dec. 31, 2021 USD ($)
Schedule of estimated amortization expenses [Abstract]
2022	$ 151,055
2023	142,363
2024	93,092
Total	$ 386,510